Consolidated statement of profit or loss and other comprehensive income - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue from contracts with customers	$ 8,417,763	$ 5,227,347	$ 4,253,435
Cost of goods and services (exclusive of depreciation presented separately)	(3,005,977)	(969,774)	(1,245,187)
Administrative and other expenses	(16,736,023)	(3,945,829)	(2,739,398)
Impairment losses		(2,764,940)
Depreciation and amortisation expenses	(5,814,905)	(1,697,754)	(1,380,303)
Loss on equity investment securities at fair value through profit or loss	(10,951,552)
Research and development costs	(7,040,367)	(2,809,984)	(2,423,546)
Nasdaq listing related expenses	(5,830,698)
Share based compensation	(20,190,538)	(5,948,532)	(7,558,953)
Employee benefits expense	(17,572,673)	(5,837,926)	(4,072,223)
Borrowing costs	(2,086,863)	(229,394)	(5,330,961)
Foreign currency gain (loss)	7,168,642	(83,943)	(376,267)
Other income, net	2,202,167	984,652	844,877
Loss before income tax (expense) benefit	(71,441,024)	(18,076,077)	(20,028,526)
Income tax (expense) benefit	0	0	383,655
Loss for the year	(71,441,024)	(18,076,077)	(20,028,526)
Other comprehensive loss for the year, net of tax
Foreign currency translation of foreign operations	9,167,212	(2,101,097)	550,243
Total comprehensive loss	$ (62,273,812)	$ (20,177,174)	$ (19,478,283)
Loss per share attributable to the ordinary equity holders - basic	$ 0.15	$ 0.05	$ 0.15
Loss per share attributable to the ordinary equity holders - diluted	$ 0.15	$ 0.05	$ 0.15
Weighted average shares outstanding - basic	464,437,628	366,289,024	135,918,095
Weighted average shares outstanding - diluted	464,437,628	366,289,024	135,918,095